Supplemental cash flow information (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Supplemental Cash Flow Information [Abstract]
Disclosure of changes in non-cash working capital [Table Text Block]
		Years ended December 31
	2023	2022	2021
Accounts receivable	$(5)	$(47)	$505
Prepaid expenses and deposits	(59)	(94)	260
Accounts payable and accrued liabilities	(120)	(762)	(499)
Changes in non-cash working capital	$(184)	$(903)	$266

Disclosure of cash received in operating activities [Table Text Block]
		Years ended December 31
	2023	2022	2021
Income taxes refunded	$(307)	$(187)	$(3,835)
Income taxes paid	18	-	-
Income tax expense (recovery)	$(289)	$(187)	$(3,835)